10. Long-Term Incentive Plan Awards (Details Narrative) - Options	12 Months Ended
Jun. 30, 2015 USD ($) $ / shares shares
Weighted average grant-date fair value of stock options | shares	850,337
Weighted average grant-date fair value of stock options, per share price	$ 1.15
Unrecognized compensation cost related to non-vested options | $	$ 0